BASIS OF CONSOLIDATION AND INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of consolidated entities information

	Number of shares held by CSN in units	Equity interests (%)
Companies		12/31/2021	12/31/2020	Core business

Direct interest in subsidiaries: full consolidation
CSN Islands VII Corp.	20,001,000	100.00	100.00	Financial transactions
CSN Inova Ventures	50,000	100.00	100.00	Equity interests and Financial transactions
CSN Islands XII Corp.	1,540	100.00	100.00	Financial transactions
CSN Steel S.L.U.	22,042,688	100.00	100.00	Equity interests and Financial transactions
TdBB S.A (*)		100.00	100.00	Equity interests
Sepetiba Tecon S.A.	254,015,052	99.99	99.99	Port services
Minérios Nacional S.A.	141,719,295	99.99	99.99	Mining and Equity interests
Companhia Florestal do Brasil (1)	71,171,281	99.99	99.99	Reforestation
Estanho de Rondônia S.A.	195,454,162	99.99	99.99	Tin Mining
Companhia Metalúrgica Prada	555,142,354	99.99	99.99	Manufacture of containers and distribution of steel products
CSN Mineração S.A.(2)	4,374,779,493	78.24	87.52	Mining
CSN Energia S.A.	43,149	99.99	99.99	Sale of electric power
FTL - Ferrovia Transnordestina Logística S.A. (3)	510,726,198	92.71	92.38	Railroad logistics
Nordeste Logística S.A.	99,999	99.99	99.99	Port services
CSN Inova Ltd.	10,000	100.00	100.00	Advisory and implementation of new development project
CBSI - Companhia Brasileira de Serviços de Infraestrutura	4,669,986	99.99	99.99	Equity interests and product sales and iron ore
CSN Cimentos S.A.(4)	385,666,665	99.99	90.00	Manufacturing and sale of cement
Berkeley Participações e Empreendimentos S.A. (5)	1,000	100.00		Electric power generation and equity interests
CSN Inova Soluções S.A. (5)	999	99.99		Equity interests
CSN Participações I (6)	999	99.99		Equity interests
CSN Participações II (6)	999	99.99		Equity interests
CSN Participações III (6)	999	99.99		Equity interests
CSN Participações IV (6)	999	99.99		Equity interests
CSN Participações V (6)	999	99.99		Equity interests

Indirect interest in subsidiaries: full consolidation
Lusosider Projectos Siderúrgicos S.A.		100.00	100.00	Equity interests and product sales
Lusosider Aços Planos, S. A.		99.99	99.99	Steel and Equity interests
CSN Resources S.A.		100.00	100.00	Financial transactions and Equity interests
Companhia Brasileira de Latas		99.99	99.99	Sale of cans and containers in general and Equity interests
Companhia de Embalagens Metálicas MMSA		99.99	99.99	Production and sale of cans and related activities
Companhia de Embalagens Metálicas - MTM		99.99	99.99	Production and sale of cans and related activities
CSN Steel Holdings 1, S.L.U.		100.00	100.00	Financial transactions, product sales and Equity interests
CSN Productos Siderúrgicos S.L.		100.00	100.00	Financial transactions, product sales and Equity interests
Stalhwerk Thüringen GmbH		100.00	100.00	Production and sale of long steel and related activities
CSN Steel Sections Polska Sp.Z.o.o		100.00	100.00	Financial transactions, product sales and Equity interests
CSN Mining Holding, S.L		78.24	87.52	Financial transactions, product sales and Equity interests
CSN Mining GmbH		78.24	87.52	Financial transactions, product sales and Equity interests
CSN Mining Asia Limited		78.24	87.52	Commercial representation
Lusosider Ibérica S.A.		100.00	100.00	Steel, commercial and industrial activities and equity interests
CSN Mining Portugal, Unipessoal Lda.		78.24	87.52	Commercial and representation of products
Companhia Siderúrgica Nacional, LLC		100.00	100.00	Import and distribution/resale of products
CSN Cimentos S.A.(4)			10.00	Manufacturing and sale of cement
Elizabeth Cimentos S.A.(7)		99.98		Manufacturing and sale of cement
Elizabeth Mineração Ltda (7)		99.96		Mining
Direct interest in joint operations: proportionate consolidation
Itá Energética S.A.	253,606,846	48.75	48.75	Electric power generation
Consórcio da Usina Hidrelétrica de Igarapava		17.92	17.92	Electric power consortium

Direct interest in joint ventures: equity method
MRS Logística S.A. (8)	63,377,198	18.64	18.64	Railroad transportation
Aceros Del Orinoco S.A.		31.82	31.82	Dormant company
Transnordestina Logística S.A. (9)	24,670,093	47.26	47.26	Railroad logistics
Equimac S.A	1,395	50.00	50.00	Rental of commercial and industrial machinery and equipment

Indirect interest in joint ventures: equity method
MRS Logística S.A. (6)		14.58	16.30	Railroad transportation

Direct interest in associates: equity method
Arvedi Metalfer do Brasil S.A. (10)	57,224,882	20.00	20.00	Metallurgy and Equity interests

Exclusive funds: full consolidation
Diplic II - Private credit balanced mutual fund		100.00	100.00	Investment fund
Caixa Vértice - Private credit balanced mutual fund		100.00	100.00	Investment fund
VR1 - Private credit balanced mutual fund		100.00	100.00	Investment fund

(*) Dormant companies.

1.	On November 22, 2021, a capital increase was approved for Companhia Florestal do Brasil in the total amount of R$ 3,404, through the issuance of 4,816,890 new shares, and CSN now holds 71,171,281 common shares (in December 2020 it held 66,354,391).

2.	On February 17, 2021, CSN Mineração S.A.'s shares were split, in the proportion of 1:30, and CSN now holds 4,752,584,400 shares. Subsequently, the public distribution of a percentage of these shares was approved, leading to a decrease in CSN's participation, which now holds 4,374,779,493 shares (note 11.c). On December 31, 2020, CSN held 158,419,480 shares in CSN Mineração S.A.

3.	On March 23, 2021, the capital increase in FTL - Ferrovia Transnordestina Logística S.A. ("FTL") in the total amount of R$10,860, through the issuance of 24,133,368 new shares, which were subscribed and paid up by CSN, which now holds 510,726,198 common shares. On December 31, 2020, CSN held 486,592,830 common shares of FTL.

4.	On January 31, 2021, CSN subscribed shares in the capital increase of CSN Cimentos S.A., which were paid up through the transfer of assets, liabilities, property, rights and obligations that made up the activities of CSN's cement segment. As a result, the number of shares held by CSN increased, to a total of 2,956,094,581 common shares (see note 11.c). On May 14, 2021, CSN Cimentos S.A.'s shares were split into 8.868283773:1, and CSN now holds 333,333,333 common shares. On August 31, 2021, after approval of the capital increase in CSN Cimentos S.A., CSN now holds 366,666,665 shares. On September 9, 2021, there was a capital increase in CSN Cimentos, with the issuance of new shares, thus CSN now holds 381,666,665 common shares. On November 10, 2021, upon approval of the capital increase and issuance of 4,000,000 new shares of CSN Cimentos S.A., CSN now holds 385,666,665 common shares. As of December 31, 2020, CSN held 90 shares in CSN Cimentos S.A..

5.	Berkeley Participações e Empreendimentos S.A. was acquired on May 10, 2021, and Fremont Empreendimentos e Participações S.A. was acquired on June 30, 2021, under a share purchase agreement signed on that same date. On August 2, 2021, the name of Fremont Empreendimentos e Participações S.A was changed to CSN Inova Soluções S.A.

6.	On November 03, 2021, CSN together with Companhia Florestal do Brasil, established five new companies with the following corporate names: CSN Participações I, CSN Participações II, CSN Participações III, CSN Participações IV and CSN Participações V., all of which have the purpose of participating in the capital stock of other companies.

7.	On August 31, 2021, the subsidiary CSN Cimentos acquired control of Elizabeth Cimentos S.A and Elizabeth Mineração Ltda. (see note 4).

8.	On December 31, 2021, and December 31, 2020, the Company directly held 63,377,198 shares, of which 26,611,282 were common shares and 36,765,916 preferred shares, and its direct subsidiary CSN Mineração S.A. held 63,338,872 shares, of which 25,802,872 were common shares and 37,536,000 preferred shares, in MRS Logística S.A.

9.	On December 31, 2021, and 2020, the Company held 24,670,093, of which 24,168,304 were common shares and 501,789 were Class B preferred shares, of the company Transnordestina Logística S.A.

10.	On December 24, 2021, a capital increase was approved for Arvedi Metalfer Do Brasil S.A. Through the increase, CSN subscribed 8,150,000 new shares, and now holds 57,224,882 common shares. As of December 31, 2020, CSN held 49,074,882 shares of Arvedi Metalfer do Brasil S.A.

Schedule of direct equity interests in subsidiaries, joint ventures, joint operations, associates and other investments

The number of shares, the balances of assets and liabilities, shareholders’ equity and the profit / (loss) amounts for the year in those investees are as follows:

				12/31/2021				12/31/2020
Companies	Participation in				Participation in
	Assets	Liabilities	Shareholders’ equity	Profit / (Loss ) for the period	Assets	Liabilities	Shareholders’ equity	Profit / (Loss ) for the period
Joint-venture e Joint-operation
MRS Logística S.A.	5,046,851	3,240,312	1,806,539	260,622	4,175,249	2,567,882	1,607,367	160,371
Fair Value - MRS Logística S.A.			410,144	(11,747)			421,888	(11,747)
CBSI - Companhia Brasileira de Serviços de Infraestrutura
Transnordestina Logística S.A. (*)	4,885,994	3,771,760	1,114,234	(45,870)	4,657,691	3,497,587	1,160,104	(28,952)
Fair Value (*) - Transnordestina			271,116				271,116
Equimac S.A.	20,155	11,727	8,428	(608)	7,536	301	7,235	(329)
	9,953,000	7,023,799	3,610,461	202,397	8,840,476	6,065,770	3,467,710	119,343
Associates
Arvedi Metalfer do Brasil	46,739	25,198	21,541	3,265	40,528	32,490	8,038	(6,765)
	46,739	25,198	21,541	3,265	40,528	32,490	8,038	(6,765)
Classified at fair value through profit or loss (note 12 I)
Panatlântica			190,321				59,879
			190,321				59,879

Eliminations				(41,568)				(30,856)

Other Investiments
Others			27,324	18,410			279	(9,967)
			27,324	18,410			279	(9,967)
Total Investiments			3,849,647				3,535,906
Total Equity in results of affiliated companies				182,504				71,755
Investiments properties			162,181				159,874
Total Investments			4,011,828				3,695,780

(*) As of December 31, 2021, and December 31, 2020, the net balance of R$271,116 refers to the Fair Value generated by the loss of control of Transnordestina Logística SA in the amount of R$659,105 and impairment of R$387,989.

Schedule of changes of investments balances in subsidiaries, joint ventures, joint operations, associates and other investments

11.b)	Changes in investments in subsidiaries, jointly controlled companies, joint operations, associates, and other investments

		Consolidated
	12/31/2021	12/31/2020

Opening balance of investments (assets)	3,535,906	3,482,974
Capital increase and (Decrease)/acquisition of shares(1)	58,178	3,400
Dividends (2)	(61,898)	(82,642)
Comprehensive income (3)	453	6,895
Update of shares measured at fair value through profit or loss (Note 15 II)	109,254	12,579
Equity in results of affiliated companies (6)	219,508	124,324
Amortization of fair value - investment MRS	(11,747)	(11,747)
Others	(7)	123
Closing balance of investments (assets)	3,849,647	3,535,906

1.	In January 2021 a capital increase was made in the subsidiary CSN Cimentos, resulting from the payment by CSN of net assets comprising certain assets and liabilities (see note 11.c). In 2021, through CSN Inova Ventures, strategic investments were made in startups, as follows: 2D Materials, H2Pro Ltda., 1S1 Energy, Traive INC., OICO Holdings, and Clarke Software, with total investments of US$ 4,950, corresponding to R$27,040.In August 2021 Panatlântica increased its capital through Profit Reserves, CSN received the bonus of shares in the amount of R$21,187. In December 2021 there was a capital increase in Arvedi Metalfer, and on this occasion CSN subscribed and paid in the amount of R$8,150.

2.	In 2021, refers mainly to dividends from the subsidiary CSN Mineração S.A. in the amount of R$2,984,155 (R$2,437,482 at December 31, 2020).

3.	Refers to the translation into the reporting currency of investments abroad whose functional currency is not the Brazilian Real, actuarial gain/(loss) and reflection and hedge of investments reflecting investments accounted for under the equity method.

4.	The reconciliation of the equity in earnings of companies with shared control classified as joint ventures and associates and the amount presented in the income statement is presented below and results from the elimination of the results of CSN's transactions with these companies:

Schedule of equity in results

		Consolidated
	12/31/2021	12/31/2020

Equity in results of affiliated companies
MRS Logística S.A.	260,622	160,370
Transnordestina Logística S.A.	(45,870)	(28,952)
Arvedi Metalfer do Brasil S.A.	3,265	(6,765)
Equimac S.A.	(608)	(329)
Others	2,099
	219,508	124,324
Eliminations
To cost of sales	(62,982)	(46,751)
To taxes	21,414	15,895
Others
Amortizated at fair value - Investment in MRS	(11,747)	(11,747)
Others	16,311	(9,966)
Equity in results	182,504	71,755

Schedule of breakdown of the net assets contributed

	12/31/2020	01/31/2021
Assets	Appraisal reports	Close balance
Trade receivables	37,171	54,684
Inventories	134,309	164,460
Other assets	29,186	30,228
Property, plant and equipment	3,151,349	3,129,161
Intangíible assets	8,086	8,086
Liabilities
Trade payables	(253,186)	(278,538)
Other payables current	(42,074)	(34,301)
Lease liabilities	(42,257)	(24,430)
Other provisions	(66,490)	(64,125)
Net assets	2,956,094	2,985,225

Schedule of primary distribution of shares

Gain on participation in the capital increase	1,060,530
Loss due to dilution of participation with issue of new shares	(231,044)
Equity adjustment by dilution of share percentage	(7,393)
Net gain from the transaction	822,093

Schedule of Secondary Distribution of shares

Equity in the transaction	9,947,525
Number of share before initial public offering	5,430,057,060
Cost per share	R$ 1.83

Number of shares sold by CSN	377,804,907
Price per share	R$ 8.50

(+) Net cash generated in the transaction	3,211,342
(-) Transaction cost	(46,730)
(=) net cash reveivable (a)	3,164,612
(-) Cost of shares (b)	(692,115)
(=) Net gain from the transaction (a)+(b)	2,472,497

Schedule of share repurchase programs of subsidiary CSN Mineracao

Program	Board’s Authorization	Authorized quantity	Program period	Average buyback price	Minimum and maximum buyback price	Sale of shares	Treasury balance in R$
1º	3/24/2021	58,415,015	from 3/25/2021 to 9/24/2021	R$6.1451	R$5.5825 and R$6.7176	52,940,500	325,324,667
2º	11/03/2021	53,000,000	from 11/04/2021 to 9/24/2022	R$6.2076	R$5.0392 and R$6.1208	52,466,800	325,692,908
						105,407,300	651,017,574

Schedule of joint ventures and joint operations financial information

				12/31/2021				12/31/2020
	Joint-Venture			Joint-Operation	Joint-Venture			Joint-Operation
Equity interest (%)	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética
	37.27%	47.26%	50.00%	48.75%	34.94%	47.26%	50.00%	48.75%
Balance sheet
Current Assets
Cash and cash equivalents	1,836,612	1,259	2,077	42,500	1,206,484	1,390	1,351	48,919
Advances to suppliers	44,011	11,486	407	1,254	27,312	1,948		742
Other current assets	1,065,913	55,334	8,862	18,453	823,204	51,793	2,356	89,521
Total current assets	2,946,536	68,079	11,346	62,207	2,057,000	55,131	3,707	139,182
Noncurrent Assets
Other non-current assets	980,861	124,776		19,578	608,878	225,492		20,807
Investments, PP&E and intangible assets	9,614,144	10,145,422	28,964	358,265	8,537,009	9,574,588	11,365	390,672
Total non-current assets	10,595,005	10,270,198	28,964	377,843	9,145,887	9,800,080	11,365	411,479
Total Assets	13,541,541	10,338,277	40,310	440,050	11,202,887	9,855,211	15,072	550,661

Current Liabilities
Borrowings and financing	767,992	228,769	4,041		828,439	241,029
Lease liabilities	383,323				317,526
Other current liabilities	1,513,799	157,946	4,063	40,473	1,117,975	125,794	602	19,721
Total current liabilities	2,665,114	386,715	8,104	40,473	2,263,940	366,823	602	19,721
Noncurrent Liabilities
Borrowings and financing	3,551,278	6,665,700	15,351		2,162,657	6,368,070
Lease liabilities	1,718,366				1,674,594
Other non-current liabilities	759,538	928,254		16,098	788,862	665,653		15,900
Total non-current liabilities	6,029,182	7,593,954	15,351	16,098	4,626,113	7,033,723		15,900
Shareholders’ equity	4,847,245	2,357,608	16,855	383,479	4,312,834	2,454,665	14,470	515,040
Total liabilities and shareholders’ equity	13,541,541	10,338,277	40,310	440,050	11,202,887	9,855,211	15,072	550,661

	01/01/2021 a 12/31/2021				01/01/2020 a 12/31/2020					01/01/2019 a 12/31/2019
	Joint-Venture			Joint-Operation		Joint-Venture		Joint-Operation		Joint-Venture		Joint-Operation
Equity interest (%)	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética	CBSI	MRS Logística	Transnordestina Logística	Itá Energética
	37.27%	47.26%	50.00%	48.75%	34.94%	47.26%	50.00%	48.75%	50.00%	34.94%	46.30%	48.75%
Statements of Income
Net revenue	4,427,385	138	15,238	221,023	3,604,965	35	2,308	173,426	267,436	3,200,809		163,048
Cost of sales and services	(2,919,527)		(13,001)	(81,649)	(2,521,991)		(2,386)	(74,048)	(233,830)	(2,382,828)		(83,129)
Gross profit	1,507,858	138	2,237	139,374	1,082,974	35	(78)	99,378	33,606	817,981		79,919
Operating (expenses) income	(116,499)	(76,543)	(3,453)	(69,097)	(105,267)	(42,108)	(576)	(67,885)	(12,328)	207,840	(18,077)	(62,660)
Financial income (expenses), net	(345,513)	(20,651)		1,274	(330,756)	(19,186)	(4)	(764)	(1,460)	(268,089)	(18,386)	1,183
Income before income tax and social contribution	1,045,846	(97,056)	(1,216)	71,551	646,951	(61,259)	(658)	30,729	19,818	757,732	(36,463)	18,442
Current and deferred income tax and social contribution	(346,551)			(24,390)	(216,649)			(10,391)	(6,428)	(254,378)		(6,147)
Profit / (loss) for the year	699,295	(97,056)	(1,216)	47,161	430,302	(61,259)	(658)	20,338	13,390	503,354	(36,463)	12,295

Measurement of recoverable value

Measurement of recoverable value

Cash Flow Projection	By 2057
Gross margin	Estimated based on market study to capture cargo and operating costs according to market trend studies
Cost estimate	Study-based costs and market trends
Perpetuity growth rate	Growth rate was not considered as a result of the projection model until the end of the concession.
Discount rate	Range from 5.18% to 7.50% in real terms

Schedule of investment properties

The balance of investment properties as of December 31, 2021 and 2020, is shown below:

			Consolidated
	Land	Buildings	Total
Balance at December 31, 2019	68,877	32,318	101,195
Cost	68,877	53,816	122,693
Accumulated depreciation		(21,498)	(21,498)
Balance at December 31, 2019	68,877	32,318	101,195
Acquisitions	28,733	32,864	61,597
Depreciation		(2,786)	(2,786)
Write-off		(132)	(132)
Balance at December 31, 2020	97,610	62,264	159,874
Cost	97,610	86,548	184,158
Accumulated depreciation		(24,284)	(24,284)
Balance at December 31, 2020	97,610	62,264	159,874
Depreciation (note 27)		(3,055)	(3,055)
Transfer of property, plant and equipment	4,065	1	4,066
Acquisition of Elizabeth		1,296	1,296
Transfers to other asset groups	(133)	133
Balance at December 31, 2021	101,542	60,639	162,181
Cost	101,542	87,977	189,519
Accumulated depreciation		(27,338)	(27,338)
Balance at December 31, 2021	101,542	60,639	162,181

Schedule of average estimated useful life	The average estimated useful lives for the years are as follows (in years):
		Consolidated
	12/31/2021	12/31/2020
Buildings	27	27